SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	12. SUBSEQUENT EVENTS In January 2013, the Company issued 900,000 shares of its common stock to four individuals upon exercise of stock options for proceeds of $234,000.

9. SUBSEQUENT EVENTS

On April 23, 2012, the Company entered into a lease agreement (the “Carlson Lease”) with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California 95993.  The Carlson Lease begins on May 1, 2012 and expires on May 1, 2017 and the Company’s rent payments thereunder are $2,300 per month.  The Carlson Lease supersedes and replaces the commercial lease agreement previously entered by the Company for certain office and laboratory space at the same location. Also see Note 9 - Related Party Transactions.

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company may either cultivate and harvest the stevia plant or locate stevia processing facilities.  The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. One World Ranches and Sutter Buttes, the landlords under the Carlson Lease and the Sutter Lease, respectively, are each jointly-owned  by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

On May 24, 2012, the Company entered into note exchange agreements (each, a “Note Exchange Agreement”) with two holders of the Company’s outstanding promissory notes.  Such holders collectively hold eleven separate promissory notes for an aggregate principal amount of $196,800 that were issued by the Company on dates ranging from December 23, 2008 to October 26, 2011 and bear interest at a rate of 6.0% per annum.

Pursuant to the Note Exchange Agreements, at the closing on May 25, 2012 thereunder all principal and accrued but unpaid interest under each holder’s outstanding promissory notes, totaling approximately $214,008 was canceled in exchange for 214,008 shares of the Company’s common stock issued at a conversion rate of $1.00 per share.

On May 22, 2012, the Company received an advance payment of $850,000 from the investor under the subscription agreement entered into on February 7, 2012 (the “Subscription Agreement”), which represents all remaining amounts owed by the investor under the Subscription Agreement. The company issued 425,000 shares of common stock and convertible debentures with a principal amount of $425,000 in exchange for the $850,000 payment.

Pursuant to the terms of the Subscription Agreement, the investor thereunder agreed to purchase from the Company an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches over a twelve month period beginning on March 1, 2012.  Prior to the Company’s receipt of the investor’s advance payment of $850,000, the investor had purchased 200,000 shares of common stock and convertible debentures with a principal amount of $200,000 under the Subscription Agreement for total proceeds to the Company of $400,000.  In connection with the investor’s $850,000 advance payment, the Company has issued to the investor 425,000 shares of common stock and convertible debentures with the following principal amounts and exercise prices:  (i) a $50,000 debenture convertible into shares of common stock at a conversion price of $0.80; (ii) a $125,000 debenture convertible into shares of common stock at a conversion price of $0.95; (iii) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.10; and (iv) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.25; with the aggregate principal amount of all such convertible debentures totaling $425,000.